Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 218	₨ 249
Current service cost	12	13	₨ 14
Interest on defined obligations	19	17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	(6)	(24)
Actuarial loss/(gain) due to experience changes	0	7
Benefits paid	(8)	(19)
Foreign exchange differences	8	(25)
Defined benefit obligations at the end of the year	₨ 243	₨ 218	₨ 249